HELD FOR SALE	6 Months Ended
Jun. 30, 2019
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
HELD FOR SALE
HELD FOR SALE
Non-current assets and groups of assets and liabilities which comprise disposal groups are presented as assets held for sale where the asset or +disposal group is available for immediate sale in its present condition, and the sale is highly probable.

The following is a summary of the assets and liabilities that were classified as held for sale as of June 30, 2019 and December 31, 2018:

(US$ Millions)	Jun. 30, 2019	Dec. 31, 2018
Investment properties	$989	$422
Participating loan note	317	—
Equity accounted investments	35	568
Accounts receivable and other assets	5	14
Assets held for sale	1,346	1,004
Debt obligations	763	153
Accounts payable and other liabilities	2	10
Liabilities associated with assets held for sale	$765	$163

The following table presents the change to the components of the assets held for sale for the six months ended June 30, 2019 and the year ended December 31, 2018:

(US$ Millions)	Jun. 30, 2019	Dec. 31, 2018
Balance, beginning of period	$1,004	$1,433
Reclassification to assets held for sale, net	1,549	2,382
Disposals	(1,245)	(2,819)
Fair value adjustments	33	81
Foreign currency translation	5	(32)
Other	—	(41)
Balance, end of period	$1,346	$1,004

At December 31, 2018, assets held for sale included ten office assets in the U.S., three office assets in Brazil, two triple-net lease assets in the U.S. and an equity accounted investment within the LP Investments portfolio.

In the first quarter of 2019, the partnership sold nine office assets in the U.S., three office assets in Brazil, one triple-net lease asset in the U.S and an equity accounted investment within the LP Investments portfolio for net proceeds of approximately $844 million.

In the second quarter of 2019, the partnership sold a portfolio of office assets in California and three triple-net lease assets in the U.S. within the LP Investments portfolio for net proceeds of approximately $129 million.

At June 30, 2019, assets held for sale included a portfolio of triple-net lease assets in the U.S., five multifamily assets in the U.S., two office assets in the U.S., and interests in two office assets in Australia in our Core Office portfolio, one of which was Darling Park in Sydney that is a participating loan note.